Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	1,098,871,069.76	43,283
Yield Supplement Overcollateralization Amount 12/31/20	43,183,038.85	0
Receivables Balance 12/31/20	1,142,054,108.61	43,283
Principal Payments	33,675,532.52	626
Defaulted Receivables	968,150.02	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	41,297,032.43	0
Pool Balance at 01/31/21	1,066,113,393.64	42,617

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.00%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,530,194.85	145
Past Due 61-90 days	1,521,010.88	67
Past Due 91-120 days	451,096.71	20
Past Due 121+ days	0.00	0
Total	5,502,302.44	232

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	568,931.86
Aggregate Net Losses/(Gains) - January 2021	399,218.16
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	0.58%
Second Prior Net Losses Ratio	0.47%
Third Prior Net Losses Ratio	0.15%
Four Month Average	0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	12,260,304.03
Actual Overcollateralization	12,260,304.03
Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	59.28

Flow of Funds	$ Amount
Collections	38,024,599.52
Investment Earnings on Cash Accounts	1,271.62
Servicing Fee(1)	(951,711.76)
Transfer to Collection Account	-
Available Funds	37,074,159.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	363,735.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,220,658.82
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	12,260,304.03
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,280,185.63
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	37,074,159.38

Servicing Fee	951,711.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	1,086,234,052.46
Principal Paid	32,380,962.85
Note Balance @ 02/16/21	1,053,853,089.61

Class A-1
Note Balance @ 01/15/21	40,494,052.46
Principal Paid	32,380,962.85
Note Balance @ 02/16/21	8,113,089.61
Note Factor @ 02/16/21	3.8633760%

Class A-2
Note Balance @ 01/15/21	467,740,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	467,740,000.00
Note Factor @ 02/16/21	100.0000000%

Class A-3
Note Balance @ 01/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	416,710,000.00
Note Factor @ 02/16/21	100.0000000%

Class A-4
Note Balance @ 01/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	104,620,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	37,770,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	18,900,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	413,010.90
Total Principal Paid	32,380,962.85
Total Paid	32,793,973.75

Class A-1
Coupon	0.20684%
Interest Paid	7,445.15
Principal Paid	32,380,962.85
Total Paid to A-1 Holders	32,388,408.00

Class A-2
Coupon	0.35000%
Interest Paid	136,424.17
Principal Paid	0.00
Total Paid to A-2 Holders	136,424.17

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3288984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7863593
Total Distribution Amount	26.1152577

A-1 Interest Distribution Amount	0.0354531
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	154.1950612
Total A-1 Distribution Amount	154.2305143

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	37.70
Noteholders' Third Priority Principal Distributable Amount	583.67
Noteholders' Principal Distributable Amount	378.63

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	12,588,844.52
Investment Earnings	1,069.23
Investment Earnings Paid	(1,069.23)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,095,116.06	$5,777,899.11	$3,623,647.32
Number of Extensions	158	193	116
Ratio of extensions to Beginning of Period Receivables Balance	0.45%	0.49%	0.30%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.